Minimum Lease Payment Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 1,558
2014	1,573
2015	1,525
2016	1,366
2017 and thereafter	285
Total	$ 6,307